Unaudited Pro Forma Condensed Consolidated Statement of Operations (USD $)	5 Months Ended	12 Months Ended
	May 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Sales		$ 18,429,900	$ 8,137,175
Cost and Expenses:
Cost of Sales		3,933,125	2,272,304
Labor expenses		6,672,399	3,677,223
Stock based compensation		4,009,593	9,324,783
Occupancy and relates costs		1,955,020	1,573,966
Professional fees		1,391,035	1,572,691
Depreciation and amortization		4,264,771	1,051,077
Selling, general and administrative expenses		10,750,027	7,951,188
Total operating expenses		32,975,970	27,423,232
Loss from operations		(14,546,070)	(19,286,057)
Other (expenses)
Interest expense		(46,073,871)	(16,108,755)
Loss on modification of indebtedness		(1,082,709)	(294,219)
Loss on disposition of assets/ Gain from fixed assets sold		(3,280)	0
Net loss from continued operations		(61,705,930)	(35,689,031)
Discontinued operations, loss from operations of discontinued venue, including loss on the disposal assets of $1,151,376 in 2013		(2,989,770)	(1,102,819)
Net loss		(64,695,700)	(36,791,850)
Historical Latitude 360, Inc.
Net Sales	7,529,692	18,429,900	8,137,175
Cost and Expenses:
Cost of Sales	1,462,271	3,933,125	2,272,304
Labor expenses	2,551,456	6,672,399	3,677,223
Stock based compensation		4,009,593	9,324,783
Occupancy and relates costs	1,828,337	1,955,020	1,573,966
Professional fees		1,391,035	1,572,691
Depreciation and amortization	956,778	4,264,771	1,051,077
Selling, general and administrative expenses	6,235,403	10,750,027	7,951,188
Total operating expenses	13,034,245	32,975,970	27,423,232
Loss from operations	(5,504,553)	(14,546,070)	(19,286,057)
Other (expenses)
Interest expense	(1,067,242)	(46,073,871)	(16,108,755)
Loss on modification of indebtedness		(1,082,709)	(294,219)
Loss on disposition of assets/ Gain from fixed assets sold	357	(3,280)
Net loss from continued operations	(6,571,438)	(61,705,930)	(35,689,031)
Discontinued operations, loss from operations of discontinued venue, including loss on the disposal assets of $1,151,376 in 2013	(505,158)	(2,989,770)	(1,102,819)
Net loss	(7,076,596)	(64,695,700)	(36,791,850)
Kingdom Koncrete
Net Sales	71,974	121,344	140,833
Cost and Expenses:
Cost of Sales	35,809	57,475	66,621
Labor expenses	0	0	0
Stock based compensation		0	0
Occupancy and relates costs	8,529	0	0
Professional fees		0	0
Depreciation and amortization	2,320	4,639	4,640
Selling, general and administrative expenses	32,422	94,072	73,301
Total operating expenses	79,080	156,186	144,562
Loss from operations	(7,106)	(34,842)	(3,729)
Other (expenses)
Interest expense	0	0	0
Loss on modification of indebtedness		0	0
Loss on disposition of assets/ Gain from fixed assets sold	0	0
Net loss from continued operations	(7,106)	(34,842)	(3,729)
Discontinued operations, loss from operations of discontinued venue, including loss on the disposal assets of $1,151,376 in 2013	0	0	0
Net loss	(7,106)	(34,842)	(3,729)
Pro Forma Adjustment
Net Sales	0	0	0
Cost and Expenses:
Cost of Sales	0	0	0
Labor expenses	0	0	0
Stock based compensation		0	0
Occupancy and relates costs	0	0	0
Professional fees		0	0
Depreciation and amortization	0	0	0
Selling, general and administrative expenses	0	0	0
Total operating expenses	0	0	0
Loss from operations	0	0	0
Other (expenses)
Interest expense	0	0	0
Loss on modification of indebtedness		0	0
Loss on disposition of assets/ Gain from fixed assets sold	0	0
Net loss from continued operations	0	0	0
Discontinued operations, loss from operations of discontinued venue, including loss on the disposal assets of $1,151,376 in 2013	0	0	0
Net loss	0	0	0
Pro Forma
Net Sales	7,601,666	18,551,244	8,278,008
Cost and Expenses:
Cost of Sales	1,498,080	3,990,600	2,338,925
Labor expenses	2,551,456	6,672,399	3,677,223
Stock based compensation		4,009,593	9,324,783
Occupancy and relates costs	1,836,866	1,955,020	1,573,966
Professional fees		1,391,035	1,572,691
Depreciation and amortization	959,098	4,269,410	1,055,717
Selling, general and administrative expenses	6,267,825	10,844,099	8,024,489
Total operating expenses	13,113,325	33,132,156	27,567,794
Loss from operations	(5,511,659)	(14,580,912)	(19,289,786)
Other (expenses)
Interest expense	(1,067,242)	(46,073,871)	(16,108,755)
Loss on modification of indebtedness		(1,082,709)	(294,219)
Loss on disposition of assets/ Gain from fixed assets sold	357	(3,280)
Net loss from continued operations	(6,578,544)	(61,740,772)	(35,692,760)
Discontinued operations, loss from operations of discontinued venue, including loss on the disposal assets of $1,151,376 in 2013	(505,158)	(2,989,770)	(1,102,819)
Net loss	$ (7,083,702)	$ (64,730,542)	$ (36,795,579)